Client Name:
Client Project Name:	CIM 2023-R2
Start - End Dates:	10/3/2018 - 5/10/2019
Deal Loan Count:	154

Loan Level Tape Compare Upload

Loans in Report	154

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	XXXXXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
XXXX	XXXXXX	Borrower 1 First Time Home Buyer	No	Yes
XXXX	XXXXXX	Borrower 2 Last Name	XXXXXX	XXXXXX
XXXX	XXXXXX	Property Type	SFR	SFR-Attached
XXXX	XXXXXX	Documentation Type	Alt Doc/Bank Statements	Asset Depletion
XXXX	XXXXXX	Property Street Address	XXXXXX	XXXXXX
XXXX	XXXXXX	Property City	XXXXXX	XXXXXX
XXXX	XXXXXX	Property Type	Detached PUD	Attached PUD
XXXX	XXXXXX	Property Type	Low Rise Condo (1-4)	Site Condo
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX

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